Schedule of intangible assets amortization calculated using declining balance method (Details)	12 Months Ended
Sep. 30, 2022
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets declining balance description	55% on declining balance
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets declining balance description	30% on declining balance
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets declining balance description	10% on declining balance
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets declining balance description	20% on declining balance